Employee Benefit Plans - FV of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans
Fair Value	$ 30,084	$ 25,689	$ 19,672
Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	29,773	25,082
Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	311	607
Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Cash equivalents
Employee Benefit Plans
Fair Value	666	1,940
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	666	1,940
Cash equivalents | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	0	0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
U.S government agency obligations
Employee Benefit Plans
Fair Value	311	300
U.S government agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	0	0
U.S government agency obligations | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	311	300
U.S government agency obligations | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Corporate bonds
Employee Benefit Plans
Fair Value		307
Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value		0
Corporate bonds | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value		307
Corporate bonds | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value		0
Equity securities:
Employee Benefit Plans
Fair Value	1,473	1,436
Equity securities: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	1,473	1,436
Equity securities: | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	0	0
Equity securities: | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Mutual Fund
Employee Benefit Plans
Fair Value	27,634	21,706
Mutual Fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	27,634	21,706
Mutual Fund | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	0	0
Mutual Fund | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	$ 0	$ 0